Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Although there are differences between common and preferred shares as to voting and preemptive rights in the event of liquidation, the Company's preferred shares do not grant the right to receive fixed dividends. Preferred shares have economic power and the right to receive dividends 75 times greater than common shares. Accordingly, the Company considers that the economic power of preferred shares is greater than that of common shares. Therefore, the statement of operations for the period attributable to the controlling shareholders is allocated proportionally in relation to the total economic participation of the amount of common and preferred shares.
Basic earnings (loss) per share are calculated by dividing the net income (loss) for the period attributable to the Company's controlling shareholders by the weighted average number of all classes of shares outstanding during the period.
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. However, due to the losses reported in the years ended December 31, 2020, 2019 and 2018 these instruments have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted loss per share.

	Years ended December 31,
Description	2020	2019	2018

Numerator
Loss for the year	(10,834,709)	(2,403,086)	(635,731)

Denominator
Weighted average number of common shares	928,965,058	928,965,058	928,965,058
Weighted average number of preferred shares	329,779,360	328,571,282	325,310,485
75 preferred shares (*)	75	75	75
Weighted average number of equivalent preferred shares (*)	342,165,561	340,957,483	337,696,686
Weighted average number of equivalent common shares (**)	25,662,417,083	25,571,811,221	25,327,251,414
Weighted average number of stock options and restricted shares	63,789,234	9,865,114	11,530,390
Weighted average of shares that would have been issued at average market price	4,705,897	6,805,600	6,400,619

Basic loss per common share – R$	(0.42)	(0.09)	(0.03)
Diluted loss per common share – R$	(0.42)	(0.09)	(0.03)
Basic loss per preferred share – R$	(31.67)	(7.05)	(1.88)
Diluted loss per preferred share – R$	(31.67)	(7.05)	(1.88)

(*)
This refers to the participation in the value of the Company's total equity, calculated as if all 928,965,058 common shares had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares for each preferred share.

(**)
This refers to the participation in the value of the Company's total equity, calculated as if the weighted average of preferred shares had been converted into common shares at the conversion ratio of 75 common shares for each 1 preferred share.